Summary of Significant Accounting Policies - Schedule of Cash Flow of the VIE's (Details) - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow of the VIE [Line Items]
Net cash (used in) provided by operating activities	$ (498,177)	$ 1,163,125	$ (12,776,353)
Net cash used in investing activities	(12,413)	(123,961)	(42,383)
Net cash used in (provided by) financing activities	(1,433,001)	(542,349)	928,259
Net increase (decrease) in cash	$ (1,835,531)	$ 902,910	$ (12,127,610)